INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 16:-	INCOME TAXES

a.	Measurement of taxable income:

Under Israeli law (the Income Tax (Inflationary Adjustments) Law, 1985), until 2007, the Company's results for tax purposes were adjusted annually as a result of changes in the Israeli Consumer Price Index (CPI).

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to such law that limits its scope starting in 2008, and thereafter. Starting in 2008, the Company's results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. The amendment to the law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting in 2008.

In accordance with ASC 740-10-25-3, the Company has not provided deferred income taxes on the above difference between the reporting currency and the tax basis of assets and liabilities.

b.	Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "Industrial Company", as defined by Israel's Law for the Encouragement of Industry (Taxes), 1969, and, as such, the Company is entitled to certain tax benefits, mainly: amortization of costs relating to know-how and patents over eight years; accelerated depreciation; and the right to deduct public issuance expenses for tax purposes.

c.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Law"):

Certain of the Company's investment programs have been granted "Approved Enterprise" status under the Law. According to the provisions of the Law, the Company has elected the "alternative benefits" program and as such is entitled to receive certain tax benefits, including accelerated depreciation of fixed assets in the investment programs, as well as a full tax exemption on undistributed income that is derived from the portion of the Company's and its subsidiaries' facilities granted Approved Enterprise status, for a period of 10 years. The benefits commence with the date on which taxable income is first earned. The period of tax benefits detailed above is subject to expiration upon the earlier of 12 years from the year in which the program commenced its operations or 14 years from the year of  approval as an Approved Enterprise.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the Law, regulations published thereunder and the certificates of approval for the specific investments in an "Approved Enterprise". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest.

If the net retained tax-exempt income is distributed, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits program under the law (currently, such tax rate is 25% of any gross dividend).

As of December 31, 2011, the Company had approximately $ 185,380 derived from tax-exempt profits earned by its "Approved Enterprises" prior to and including 2001. The Company has decided not to declare dividends out of such tax-exempt income. Accordingly, no deferred tax liabilities have been provided on income attributable to the Company's "Approved Enterprises".

Income of the Company from sources other than an "Approved Enterprise" during the period of benefits will be taxable at regular corporate tax rates.

On April 1, 2005, an amendment to the Law came into effect (the "2005 Amendment") that has significantly changed the provisions of the Original Law (the "Original Law"). Generally, investment programs of the Company that already obtained an Approved Enterprise status from the Investment Center of the Israeli Ministry of Industry, Trade and Labor (the "Investment Center") prior to the effective date of the 2005 Amendment will continue to be subject to the Original Law's provisions. With respect to the Law's "alternative benefit" program, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Law, such that companies are no longer required to obtain Investment Center approval in order to qualify for tax benefits. A qualifying enterprise is a "Privileged Enterprise", rather than an "Approved Enterprise", as it was previously called. The period of tax benefits for a new Privileged Enterprise commences in the "Year of Commencement". This year is the later of: (1) the year in which taxable income is first generated by a company, or (2) year of election of Privileged Enterprise status.

The Company has been granted the status of Approved Enterprise, under the Law, with respect to six investment programs (the "Programs"). Out of the Programs, the Company's benefit period related to its first, second, third, fourth and fifth investment programs has ended; therefore, the Company's income attributable to these investment programs is no longer entitled to tax benefits. The tax benefits attributable to the Company's current Approved Enterprises are scheduled to expire in phases by 2014.

The Company's Israeli tax return for 2008, submitted to the Israeli Tax Authority (the "ITA") in 2009, included a notice by the Company opting for 2008 as the Year of Election of its "Privileged Enterprise" under the 2005 Amendment. The period of tax benefits for a new Privileged Enterprise for the Company did not commence, however, due to the Company's then-current losses. The tax benefits attributable to the Company's current Privileged Enterprises are scheduled to expire in 2019.

In December 2010, the Knesset passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments to the Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"). The amendment was enacted as of January 1, 2011. According to the amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire "Preferred Income". The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

As of December 31, 2011 the Company decided not to opt to apply the amendment.

d.	Tax assessments:

The Company files income tax returns in various jurisdictions with varying statutes of limitations.

On September 16, 2009, the Company reached a settlement with the Israeli Tax authorities (the "ITA"). The terms of the settlement included the finalizing of the Company's Israeli tax assessments for fiscal years 2000 through 2003 in an amount of $ 2,100, which resulted in a refund to the Company of $ 6,600. In addition, the Company waived its tax losses from the fiscal years 2003 and earlier. As of December 31, 2011 the Company is under examination by the ITA for years 2004-2010 (excluding 2007).

On April 13, 2011 the Company's U.S. subsidiaries reached a settlement with the Internal Revenue Service for the years 2007-2009. The terms of the settlement included the finalizing of the Company's US  tax assessments for fiscal years 2007 through 2009 which resulted in an immaterial refund to the Company. In addition, the Company will be able to utilize net operating losses carry forward subject to Section 382 of the US Internal Revenue Code and the expiration schedule of such losses in the total amount of approximately $ 51,000.

In February 2011, the Company's subsidiary in Germany received final tax assessments for the years 2004-2007, with no material impact on the Company's consolidated financial statements.

In December 2011, the Company's subsidiary in India received final tax assessments for the year 2008, with no material impact on the Company's consolidated financial statements.

The Company's subsidiary in France is open for assessment and under examination for the years 2007-2009. The Company's subsidiary in Hong Kong is open for assessment since 2005, and the Company's subsidiary in China is open for assessment since its year of incorporation, 2006.

e.	Corporate tax rates in Israel:

On July 25, 2005, the Knesset approved the Law for the Amendment of the Income Tax Ordinance (No. 147), 2005, which prescribed, among other provisions, a gradual decrease in the corporate tax rate in Israel to the following tax rates: in 2010 and thereafter - 25%.

In July 2009, the Knesset passed the Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2009 and 2010), 2009, which prescribed, among others, an additional gradual reduction in the rates of the Israeli corporate tax and real capital gains tax starting 2011. The tax rate in effect for 2011 was 24% (2010 -25%).

Recently, the Law for Change in the Tax Burden (Legislative Amendments) (Taxes), 5772-2011, (the "Tax Burden Law 2011"), was published by the Government of Israel. The Tax Burden Law 2011 cancelled the scheduled progressive reduction of the corporate tax rate that had been approved in 2009 and instead set the corporate tax rate at 25% from 2012 and thereafter.

f.	Net operating loss carry-forwards:

As of December 31, 2011, the Company had carry-forward operating and capital tax losses totaling approximately $ 242,500 and $ 46,500, respectively, out of which approximately $ 167,000 and $ 45,500 of losses, respectively were attributed to Israel, which can be carried forward indefinitely and $ 67,500 were attributed to the U.S. subsidiary, which can be carried forward up until 2031.

Due to an approved merger of two of the Company's former Israeli subsidiary companies, the net operating losses prior to the merger (effective as of December 31, 2006) will be carried forward to subsequent years and may be set off against the merged company's taxable income, commencing with the tax year immediately following the merger. The use of the tax loss carry-forward from the effective approved merger date and prior years is limited to the lesser of:

12.5% of the aggregate net operating loss carry-forwards of the merged companies prior to the effective date of the merger; and

 50% of the combined company's taxable income in the relevant tax year.

f.	Cont.

The above-noted limitation on the use of carry-forward tax losses applies for a period of eight years commencing with the tax year immediately following the merger. (i.e. through December 31, 2014).

g.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2011	2010

Deferred tax assets:
Net operating loss carry-forwards	$81,455	$45,006
Accrued employees costs	1,922	1,566
Reserves and allowances	5,680	7,098
Intangibles	4,061	5,017
Restructured loan (see Note 9)	1,788	577
Research and development expenses	3,908	3,831
Other	2,204	2,782

Deferred tax assets before valuation allowance	101,018	65,877
Valuation allowance	(96,883)	(61,751)

Deferred tax assets	$4,135	$4,126

Deferred tax liabilities:
Goodwill	$(8,844)	$(7,560)

Deferred tax liabilities	$(8,844)	$(7,560)

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry-forwards and other reserves and allowances due to its history of losses and uncertainty concerning realization of these deferred tax assets. In addition, a deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.

h.	A reconciliation of the Company's effective tax expense (benefit) to the Company's theoretical statutory tax expense (benefit) is as follows:

	Year ended December 31,
	2011	2010	2009

Income before taxes on income, as reported in the consolidated statements of operations	$1,696	$8,191	$237

Statutory tax rate in Israel	24%	25%	26%

Theoretical tax benefit	$407	$2,048	$62
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	870	(1,021)	1,042
Taxes in respect of prior years	329	(155)	(4,481)
Non-deductible expenses	406	328	472
Uncertain tax position	(1,213)	840	(24)
Other	207	406	477

Actual tax expense (benefit)	$1,006	$2,446	$(2,452)

i.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Domestic	$(846)	$4,791	$(3,193)
Foreign	2,542	3,400	3,430

	$1,696	$8,191	$237

j.	Taxes on income are comprised as follows:

	Year ended December 31,
	2011	2010	2009

Current (including the impact of ASC 470)	$(445)	$1,366	$(3,537)
Deferred	1,451	1,080	1,085

	$1,006	$2,446	$(2,452)

Domestic	$41	$279	$(4,470)
Foreign	965	2,167	2,018

	$1,006	$2,446	$(2,452)

k.	Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2011	2010

Opening balance	$7,637	$6,533
Increases related to prior year tax positions	344	887
Decreases related to prior year tax positions	(692)	-
Increases related to current year tax positions	221	314
Settlements	(136)	(10)
Decreases related to lapses of statute of limitations	(1,255)	(87)

Closing balance	$6,119	$7,637

The balance of total unrecognized tax benefits at December 31, 2011, is $ 6,119 that, if potentially recognized, would affect the effective rate in the Company's statement of operations.

The Company recognizes interest and penalties related to unrecognized tax benefits in tax expense. During the years ended December 31, 2011, 2010 and 2009, the Company recorded $ (29), $ 579 and $ 416, respectively, for interest and penalties expenses (income) related to uncertain tax positions. The accrued interest and penalties at December 31, 2011 and 2010 is $ 3,986 and $ 4,015, respectively.